Restructuring and Related Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Hologram Business	Jun. 30, 2012 CommTest Operation and Repair Outsourcing Restructuring Plan	Jun. 30, 2012 CommTest Operation and Repair Outsourcing Restructuring Plan Communications Test and Measurement employee	Jun. 30, 2012 AOT Business Consolidation Plan	Jun. 30, 2012 AOT Business Consolidation Plan Hologram Business	Jun. 30, 2012 AOT Business Consolidation Plan Advanced Optical Technologies employee	Jun. 30, 2012 AOT Business Consolidation Plan Advanced Optical Technologies Hologram Business employee	Mar. 31, 2012 CommTest Manufacturing Support Consolidation Plan Communications Test and Measurement employee	Jun. 30, 2012 CommTest Manufacturing Support Consolidation Plan Communications Test and Measurement employee	Dec. 31, 2011 CommTest Solutions Business Restructuring Plan Communications Test and Measurement employee	Jun. 30, 2012 CommTest Solutions Business Restructuring Plan Communications Test and Measurement employee	Oct. 01, 2011 CCOP Fiscal Q1 2012 Plan Communications and Commercial Optical Products employee	Jun. 30, 2012 CCOP Fiscal Q1 2012 Plan Communications and Commercial Optical Products employee	Jun. 30, 2012 CommTest Market Rebalancing Restructuring Plan	Jun. 30, 2012 Other plans	Jun. 30, 2012 Maryland and Indiana in the United States CommTest US Manufacturing Outsourcing Restructuring Plan Communications Test and Measurement	Jun. 27, 2009 Germany CommTest Germany Restructuring Plan Communications Test and Measurement employee	Jun. 30, 2012 Germany CommTest Germany Restructuring Plan Communications Test and Measurement employee	Jun. 30, 2012 Workforce reduction CommTest Operation and Repair Outsourcing Restructuring Plan Communications Test and Measurement	Mar. 31, 2012 Workforce reduction CommTest Manufacturing Support Consolidation Plan	Jun. 30, 2012 Workforce reduction CommTest Manufacturing Support Consolidation Plan	Dec. 31, 2011 Workforce reduction CommTest Solutions Business Restructuring Plan	Jun. 30, 2012 Workforce reduction CommTest Solutions Business Restructuring Plan	Jun. 30, 2012 Workforce reduction CCOP Fiscal Q1 2012 Plan	Jun. 30, 2012 Workforce reduction CommTest Sales Rebalancing Restructuring Plan	Jun. 30, 2012 Workforce reduction CommTest Market Rebalancing Restructuring Plan	Apr. 02, 2011 Workforce reduction CommTest Market Rebalancing Restructuring Plan Communications Test and Measurement employee	Jun. 30, 2012 Workforce reduction CommTest Market Rebalancing Restructuring Plan Communications Test and Measurement	Jun. 30, 2012 Workforce reduction CommTest Germany Restructuring Plan	Jun. 30, 2012 Workforce reduction Other plans	Jun. 30, 2012 Facilities and Equipment CommTest Market Rebalancing Restructuring Plan	Apr. 02, 2011 Facilities and Equipment CommTest Market Rebalancing Restructuring Plan Communications Test and Measurement facility	Jun. 30, 2012 Facilities and Equipment Other plans	Jun. 30, 2012 Lease Costs CommTest Germantown Tower Restructuring Plan	Jun. 30, 2012 Lease Costs CommTest Market Rebalancing Restructuring Plan	Jun. 30, 2012 Lease Costs CommTest US Manufacturing Outsourcing Restructuring Plan	Jun. 30, 2012 Lease Costs Other plans	Jul. 02, 2011 Sales organization and product portfolios reorganization CommTest Sales Rebalancing Restructuring Plan Communications Test and Measurement employee	Jun. 30, 2012 Sales organization and product portfolios reorganization CommTest Sales Rebalancing Restructuring Plan Communications Test and Measurement	Jun. 30, 2012 Ottawa Lease Exit Costs
Restructuring and Related Charges
Number of employees expected to be reduced														117			17		80		57		40					77										127											87
Number of employees expected to be reduced																		1
Number of positions eliminated as of the balance sheet date														5						2		55		40					65
Restructuring and related charges																														$ 4.3																				$ 0.9
Contractual obligations under the operating lease, net of sublease income, fair value	4.6				5.9				4.6	5.9																	1.1												0.9
Summary of various restructuring plans
Accrual balance at the beginning of the period				15.4					15.4																3.6	2.2										4.5	3.6			3.3	1.0						1.8	1.2			5.9
Restructuring and related charges									12.5				4.3		0.8										1.4	0.1					2.7	2.8	1.7	1.7	1.1	(0.9)	(0.3)			0.7		0.7		0.9	0.6	1.0	(0.1)	(0.8)			0.1
Cash Settlements									(14.9)				(0.4)												(4.1)	(2.0)						(0.3)		(1.5)	(1.1)	(3.6)	(3.2)			(1.0)	(0.8)	(0.7)		(0.9)	(0.1)	(0.2)	(0.8)	(0.3)			(1.2)
Non-cash settlements and other adjustments									(0.4)																0.1	(0.1)														(0.6)	(0.1)					0.1	0.2				(0.2)
Accrual balance at the end of the period	12.6				15.4				12.6	15.4			3.9		0.8										1.0	0.2						2.5		0.2			0.1			2.4	0.1				0.5	0.9	1.1	0.1			4.6
Restructuring and related charges												0.1				0.1
Restructuring and related charges									12.5
Restructuring and related charges	$ 4.9	$ 2.0	$ 4.0	$ 1.5	$ 4.4	$ 7.6	$ 2.5	$ 0.3	$ 12.4	$ 14.8	$ 17.7
Number of facilities exited																																											3